Finance Expenses (Details) - Schedule of finance expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of finance expenses [Abstract]
Interest paid and accretive interest on debentures	$ 86,841	$ 1,893,494	$ 1,744,120
Interest expense on long-term debt		4,877	11,107
Interest on bank loans		22,686	18,532
Other interest and bank charges	58,894	47,704	(3,819)
Loss (gain) on redemption of debentures			(16,712)
Interest earned on director’s loan		(6,000)	(23,000)
Interest expense on lease obligations	35,678	21,279	14,045
Total	$ 181,413	$ 1,984,040	$ 1,744,273